UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida July 5, 2007
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	54
Form 13F information table value total:	150,028,520.72
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	SHARES	  FMV
3M CO				com	88579Y101	35,717	  3,099,878.43	sole
ALBERTO CULVER CO CL B CONV	com	013078100	192,720	  4,571,318.40	sole
AMERICAN EXPRESS CO		com	025816109	26,752	  1,636,687.36	sole
ANHEUSER BUSCH COS INC		com	035229103	122,715	  6,400,814.40	sole
ARKANSAS BEST CORP DEL COM	com	040790107	9,380	  365,538.60	sole
AUTOMATIC DATA PROCESSING INC	com	053015103	163,089	  7,904,923.83	sole
BALDWIN AND LYONS INC CL B	com	057755209	69,559	  1,807,142.82	sole
BROADRIDGE FINL SOLUTI COM	com	11133T103	35,225	  673,502.00	sole
CASCADE NATL GAS CORP		com	147339105	14,140	  373,437.40	sole
CINTAS CORP COM			com	172908105	141,182	  5,566,806.26	sole
COCA COLA CO			com	191216100	157,870	  8,258,179.70	sole
COLGATE PALMOLIVE CO		com	194162103	45,290	  2,937,056.50	sole
COMMUNICATIONS SYS INC		com	203900105	70,085	  778,644.35	sole
CONN WTR SVC INC COM		com	207797101	58,735	  1,430,197.25	sole
DELL INC COM			com	24702R101	260,630	  7,440,986.50	sole
DELTA NAT GAS INC COM		com	247748106	18,318	  475,535.28	sole
ENERGY WEST INC COM		com	29274A105	45,285	  679,275.00	sole
EXXON MOBIL CORP		com	30231G102	18,299	  1,534,920.12	sole
GENERAL ELECTRIC CO		com	369604103	100,342	  3,841,105.43	sole
GROLSCH NV - CVA (EUR) 1.0	com	N37291916	101,482	  4,321,448.60	sole
HANESBRANDS INC COM		com	410345102	164,565	  4,448,191.95	sole
HARLEY DAVIDSON INC		com	412822108	41,531	  2,475,662.91	sole
HEALTH MGMT ASSOC INC CL A	com	421933102	158,100	  1,796,016.00	sole
HERSHEY COMPANY			com	427866108	31,149	  1,576,777.11	sole
HOME DEPOT INC			com	437076102	51,590	  2,030,066.50	sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	294,925	  6,264,207.00	sole
INTERNATIONAL SPEEDWAY CL A	com	460335201	58,185	  3,066,931.35	sole
JOHNSON AND JOHNSON CO		com	478160104	39,049	  2,406,199.38	sole
KRAFT FOODS INC CL A		com	50075N104	58,287	  2,054,616.75	sole
LABORATORY AMER HLDGS COM NEW	com	50540R409	46,760	  3,659,437.60	sole
MEDTRONIC INC			com	585055106	49,838	  2,584,598.68	sole
MICROSOFT CORP			com	594918104	61,647	  1,816,743.81	sole
MIDDLESEX WATER CO COM		com	596680108	32,335	  621,155.35	sole
MOCON INC			com	607494101	132,036	  1,509,171.48	sole
MYLAN LABS INC COM		com	628530107	335,452	  6,101,871.88	sole
OIL DRI CORP AMERICA		com	677864100	116,876	  2,051,173.80	sole
PATTERSON DENTAL CO COM		com	703395103	75,255	  2,804,753.85	sole
PEPSICO INC			com	713448108	53,690	  3,481,796.50	sole
PFIZER INC			com	717081103	96,791	  2,474,935.34	sole
PROCTER AND GAMBLE CO		com	742718109	30,471	  1,864,520.49	sole
RGC RES INC COM			com	74955L103	21,046	  584,026.50	sole
SALLY BEAUTY HLDGS INC COM	com	79546E104	74,415	  669,735.00	sole
SARA LEE CORP COM		com	803111103	259,776	  4,520,102.40	sole
TELEPHONE & DATA SYS COM	com	879433100	50,910	  3,185,438.70	sole
TELEPHONE & DATA SYS SPL COM	com	879433860	26,911	  1,548,728.05	sole
TELLABS INC			com	879664100	46,335	  498,564.60	sole
THE LIMITED			com	532716107	210,888	  5,788,875.60	sole
TRAVELERS GROUP INC COM		com	89417E109	30,882	  1,652,187.00	sole
UNITED PARCEL SVC INC CL B	com	911312106	25,238	  1,842,374.00	sole
UNITED-GUARDIAN INC		com	910571108	9,335	  112,020.00	sole
UNITIL CORP COM			com	913259107	32,590	  889,707.00	sole
VIRCO MFG CO COM		com	927651109	167,136	  1,099,754.88	sole
WAL MART STORES INC		com	931142103	51,689	  2,486,757.79	sole
XL CAPITAL LTD A SHS		com	G98255105	70,756	  5,964,023.24	sole